Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Debt instruments	¥1,454,387	¥2,620,686
Equity instruments	23,969	20,730

Total financial assets at fair value through profit or loss	¥1,478,356	¥2,641,416